Net Trading and Other Income	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Net Trading and Other Income

5. NET TRADING AND OTHER INCOME

	Group
	2017 £m	2016 £m	2015 £m
Net trading and funding of other items by the trading book	205	75	252
Net income from operating lease assets	44	35	46
Net gains on assets designated at fair value through profit or loss	80	253	33
Net (losses)/gains on liabilities designated at fair value through profit or loss	(97)	28	(65)
Net (losses)/gains on derivatives managed with assets/liabilities held at fair value through profit or loss	(17)	(135)	26
Hedge ineffectiveness	5	28	(20)
Net profit on sale of available-for-sale assets	54	115	–
Other	28	44	11
	302	443	283

‘Net trading and funding of other items by the trading book’ includes fair value losses of £27m (2016: £50m, 2015: £5m) on embedded derivatives bifurcated from certain equity index-linked deposits, as described in the derivatives accounting policy in Note 1. The embedded derivatives are economically hedged internally with the equity derivatives trading desk. These transactions are managed as part of the overall positions of the equity derivatives trading desk, the results of which are also included in this line item, and amounted to gains of £28m (2016: £51m, 2015: £7m). As a result, the net fair value movements recognised on the equity index-linked deposits and the related economic hedges were net gains of £1m (2016: £1m, 2015: £2m).

In 2017, ‘Net profit on sale of available-for-sale assets’ includes a gain of £48m in respect of the sale of Vocalink shares. In 2016, ‘Net profit on sale of available-for-sale assets’ included the gain of £119m in respect of the sale of Visa shares.

In September 2017, as part of a capital management exercise, we purchased 91% of the 7.375% 20 Year Step-up perpetual callable subordinated notes. In May 2016, as part of a liability management exercise, certain debt instruments were purchased pursuant to a tender offer. These had no significant impact on the income statement.

Exchange rate differences recognised in the Consolidated Income Statement on items not at fair value through profit or loss were £109m expense (2016: £4,051m expense, 2015: £477m income) and are presented in the line ‘Net trading and funding of other items by the trading book.’ These are principally offset by related releases from the cash flow hedge reserve of £94m income (2016: £4,076m income, 2015: £305m expense) as set out in the Consolidated Statement of Comprehensive Income, which are also presented in ‘Net trading and funding of other items by the trading book’. Exchange rate differences on items measured at fair value through profit or loss are included in the line items relating to changes in fair value.